Related parties (Tables)	9 Months Ended
Sep. 30, 2022
Related Party [Abstract]
Key Management Compensation
The compensation of key management is shown below:

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2022	2021	2022	2021
Salaries and other short-term employee costs	2,177	2,279	6,383	6,280
Pension costs	47	98	251	338
Share-based compensation expense	8,011	6,448	20,460	20,269
Other compensation	7	12	25	34
Total	10,242	8,837	27,119	26,921